CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (144,851)	$ (48,013)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	7,229	3,770
Stock-based compensation	11,289	2,538
Noncash other financing cost	30,793	8,955
Impairment loss	297
Loss on debt extinguishment	51,903	319
Loss on disposal of property and equipment	4
Noncash operating lease expense	824	786
Bad debt expense	19	91
Change in fair value of warrant and derivatives	(453)	4,242
Change in fair value of debt	10,516
Change in fair value of earnout liabilities	(4,149)
Gain on PPP loan forgiveness		(2,500)
Changes in operating assets and liabilities:
Accounts receivable	266	(297)
Contract assets	986	(611)
Inventory	(1,699)	(711)
Prepaid expenses and other current assets	(412)	(633)
Other noncurrent assets	4,119	(1,817)
Accounts payable	1,743	1,109
Contract liabilities	2,420	95
Accrued liabilities	874	3,681
Loan payable - related party, current	600
Other noncurrent liabilities		(245)
Operating lease liabilities	(1,111)	(987)
Net cash used in operating activities	(28,793)	(30,228)
Cash flows from investing activities:
Purchases of property and equipment	(34)	(622)
Net cash used in investing activities	(34)	(622)
Cash flows from financing activities:
Principal payments under finance lease obligations	(1,091)	(906)
Proceeds from issuance of debt	10,000	33,000
Proceeds from issuance of debt - related party	10,637
Payment of debt issuance costs	(111)	(765)
Debt repayment	(3,835)	(14,998)
Proceeds from exercise of stock options	49	126
Proceeds from Merger and PIPE financing	18,704
Payment of deferred transaction costs	(1,277)	(169)
Net cash provided by financing activities	33,076	16,288
Net increase (decrease) in cash, cash equivalents and restricted cash	4,249	(14,562)
Cash, cash equivalents and restricted cash at beginning of year	3,184	17,746
Cash, cash equivalents and restricted cash at end of year	7,433	3,184
Supplemental disclosures of cash flow information
Cash paid for income taxes	10	7
Cash paid for interest	6,145	2,446
Noncash investing and financing activities
Issuance of common stock warrants		9,168
Recognition of liability classified warrants upon Merger	1,122
Shares issued to lender upon LSA Term Loan extinguishment	19,074
Conversion of convertible notes into common stock	62,910
Initial recognition of Tempo Earnout	5,322
Issuance of common stock upon net exercise of warrants	38,389
Unpaid transaction costs		1,757
Forgiveness of PPP loan		2,500
Carrying value of extinguished debt	69,500	6,000
Refinanced debt	$ 62,997	$ 6,000